Cover	Feb. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2026
Entity Registrant Name	Grayscale CoinDesk Crypto 5 ETF
Entity Central Index Key	0001729997
Entity File Number	001-42855
Entity Tax Identification Number	98-1406784
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Grayscale Investments Sponsors, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Grayscale CoinDesk Crypto 5 ETF Shares
Trading Symbol	GDLC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Security Exchange Name	NYSEArca